Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of composition of inventory balances

	2024 £m	2023 £m
Raw materials and consumables	236	298
Work in progress	26	20
Finished goods	928	1,090
Total	1,190	1,408